Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities	$ 18,850	$ 3,544
Accrued Interest	1,300	1,164
Withholding tax liabilities	14
Accounts payable and accrued liabilities	20,164	4,708
Due to related parties	$ 389	$ 786